Financial Instruments (Details 5) (Recurring, Foreign exchange contracts, USD $) In Thousands, unless otherwise specified	Nov. 30, 2013	Nov. 30, 2012
Total
Assets and liabilities measured at fair value
Asset position	$ 2,288	$ 1,313
Level 2
Assets and liabilities measured at fair value
Asset position	$ 2,288	$ 1,313